WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 77.4%
COMMUNICATION SERVICES - 12.1%
Diversified Telecommunication Services - 3.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		$619,627	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	665,000		692,498	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	840,000		864,150	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	400,000		408,102	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,330,000		1,290,931	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	760,000		742,653	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	630,000		683,298	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		1,095,974	(a)

Total Diversified Telecommunication Services					6,397,233

Entertainment - 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	250,000		302,704

Interactive Media & Services - 0.7%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	240,000		252,254	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		568,554	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	470,000		493,378	(a)

Total Interactive Media & Services					1,314,186

Media - 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,035,000		1,056,171	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	670,000		672,325	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,630,000		3,679,913	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		408,441
DISH DBS Corp., Senior Notes	7.750%	7/1/26	607,000		670,735
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	1,100,000		1,102,640	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	580,000	EUR	718,085	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	550,000		605,000	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	310,000		$329,480	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	840,000		855,540	(a)

Total Media					10,098,330

Wireless Telecommunication Services - 2.2%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	312,000	EUR	374,382	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		298,856	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	300,000		298,284	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	660,000		833,478
Sprint Corp., Senior Notes	7.875%	9/15/23	1,030,000		1,178,577
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	540,000		525,037
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	410,000		396,777

Total Wireless Telecommunication Services					3,905,391

TOTAL COMMUNICATION SERVICES					22,017,844

CONSUMER DISCRETIONARY - 18.6%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	380,000		393,235	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	130,000		138,663	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	430,000		446,663
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,704,587	(a)

Total Auto Components					2,683,148

Automobiles - 2.8%
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	630,000		641,406
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	440,000		475,750
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,200,000		1,221,900
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,779,700
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	910,000		903,848

Total Automobiles					5,022,604

Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	420,000		442,495	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	550,000		595,815	(a)
WW International Inc., Senior Notes	8.625%	12/1/25	250,000		260,581	(a)

Total Diversified Consumer Services					1,298,891

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 10.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	260,000		$276,658	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,170,000		1,140,019	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	300,000		322,665	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		678,150	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	340,000		363,052	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	320,000		345,006	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	930,000		957,974	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	250,000		269,556	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.578%	7/16/35	1,232,000	GBP	1,353,080	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		713,409	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		1,026,413	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	990,000		1,200,504	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	430,000		505,594	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	250,000	GBP	349,659	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	640,000		644,000	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,335,851	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,110,000		1,150,931	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,200,000		1,238,640	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		176,625	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	370,000		374,736	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,910,000		1,891,253	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,170,000		1,225,195	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		1,170,524	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	760,000		824,828	(a)

Total Hotels, Restaurants & Leisure					19,534,322

Household Durables - 0.3%
TopBuild Corp., Senior Notes	3.625%	3/15/29	510,000		504,900	(a)

Internet & Direct Marketing Retail - 0.9%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,680,000		1,602,586

Specialty Retail - 1.1%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	320,000		355,784	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	370,000		381,794	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000		$270,925	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	250,000		255,990	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	266,805	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	410,000	EUR	455,865	(a)(c)

Total Specialty Retail					1,987,163

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,100,000		1,181,125	(a)

TOTAL CONSUMER DISCRETIONARY					33,814,739

CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Primo Water Holdings Inc., Senior Notes	3.875%	10/31/28	250,000	EUR	299,370	(a)

Food Products - 1.3%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	30,000		32,699
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	500,000		561,710
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000		99,203
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	200,000		279,952	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	310,000		359,304
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	550,000		576,269
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	570,000		575,711	(a)

Total Food Products					2,484,848

Household Products - 0.0%††
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	14,000		14,455

TOTAL CONSUMER STAPLES					2,798,673

ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Apache Corp., Senior Notes	5.100%	9/1/40	300,000		293,812
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	600,000		647,757	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	730,000		751,900	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000		291,141	(a)

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	440,000	$448,250	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	83,422	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	100,000	106,188	(a)
EnLink Midstream LLC, Senior Notes	5.625%	1/15/28	270,000	261,591	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	190,000	204,725	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	185,073	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	2,220,000	2,268,562
EQT Corp., Senior Notes	5.000%	1/15/29	570,000	611,325
MEG Energy Corp., Senior Notes	7.125%	2/1/27	370,000	388,269	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000	763,192
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	3,330,000	3,639,557
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,980,000	1,886,633
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,650,000	1,499,858
Range Resources Corp., Senior Notes	5.000%	3/15/23	717,000	729,996
Range Resources Corp., Senior Notes	9.250%	2/1/26	300,000	326,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	540,000	566,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	185,161
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,450,000	1,255,337	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	600,000	642,636	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	560,000	591,693
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000	785,625
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	60,000	65,233
YPF SA, Senior Notes	6.950%	7/21/27	400,000	243,084	(a)
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	692,010	565,237	(a)

TOTAL ENERGY				20,287,913

FINANCIALS - 8.0%
Banks - 5.1%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	257,000	282,126
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,890,000	2,980,443	(a)(c)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	850,000		$928,881	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	300,000		336,450	(a)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	880,000		902,854	(c)(d)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		572,541
Santander UK Group Holdings PLC, Junior
Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	926,203	(b)(c)(d)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	500,000		500,280	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		795,657	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		1,037,793	(a)(c)

Total Banks					9,263,228

Capital Markets - 1.1%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	400,000		434,198	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000		794,895	(a)(c)(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	670,000		736,387	(a)(c)(d)

Total Capital Markets					1,965,480

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.750%	6/15/26	290,000		314,904

Diversified Financial Services - 1.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,882,464		1,807,636	(a)(e)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	488,981	(a)(e)

Total Diversified Financial Services					2,296,617

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	695,000		686,312	(a)

TOTAL FINANCIALS					14,526,541

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 6.3%
Health Care Providers & Services - 0.9%
HCA Inc., Senior Notes	5.625%	9/1/28	390,000		$449,192
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	340,000		362,100	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	570,000		616,218	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	220,000		225,771	(a)

Total Health Care Providers & Services					1,653,281

Pharmaceuticals - 5.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	460,000		510,278	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000		696,813	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/30/28	420,000	GBP	586,322	(a)(f)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	580,000		585,800	(a)
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	930,000	EUR	1,036,724	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	6,735,000		6,448,763

Total Pharmaceuticals					9,864,700

TOTAL HEALTH CARE					11,517,981

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	950,000		964,844	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,130,000		1,231,700	(a)

Total Aerospace & Defense					2,196,544

Airlines - 5.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	330,000		343,840	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	310,000		330,119	(a)
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	90,000		90,000
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	410,000		419,037
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	30,000		30,018
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	520,000		608,648
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,320,000		2,674,465	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - (continued)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	710,000		$755,334	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	700,000		768,250	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,140,000		2,423,368	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,570,000		1,599,437

Total Airlines					10,042,516

Commercial Services & Supplies - 0.7%
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	780,000		793,162	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	450,000		474,795	(a)

Total Commercial Services & Supplies					1,267,957

Electrical Equipment - 0.9%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	610,000		622,142	(a)(f)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	1,020,000		1,070,363	(a)

Total Electrical Equipment					1,692,505

Machinery - 1.1%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		883,881	(a)
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	500,000		530,312	(a)
Vertical Midco GmbH, Senior Secured Notes	4.375%	7/15/27	520,000	EUR	641,880	(a)

Total Machinery					2,056,073

Trading Companies & Distributors - 1.4%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		996,906	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,510,000		1,470,363	(a)

Total Trading Companies & Distributors					2,467,269

TOTAL INDUSTRIALS					19,722,864

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	458,000		467,801	(a)

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
IT Services - 0.3%
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	460,000		$454,825
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	121,434	(a)

Total IT Services					576,259

Software - 0.9%
Crowdstrike Holdings Inc., Senior Notes	3.000%	2/15/29	410,000		401,370
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	670,000		688,375	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	510,000		517,920	(a)

Total Software					1,607,665

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000		278,201	(a)

TOTAL INFORMATION TECHNOLOGY					2,929,926

MATERIALS - 5.7%
Chemicals - 1.8%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	790,000		812,997	(a)
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	185,049	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	1,450,000		1,451,812	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		884,250

Total Chemicals					3,334,108

Construction Materials - 0.9%
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	970,000		1,099,738	(a)
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	460,000		482,943	(a)

Total Construction Materials					1,582,681

Containers & Packaging - 2.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		946,125	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000		1,475,045	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,650,000		1,591,425
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000		210,375	(a)

Total Containers & Packaging					4,222,970

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.7%
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	730,000	$783,838	(a)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	380,000	396,465

Total Metals & Mining				1,180,303

TOTAL MATERIALS				10,320,062

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	190,000	169,812
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000	684,131
Service Properties Trust, Senior Notes	5.500%	12/15/27	390,000	412,852

TOTAL REAL ESTATE				1,266,795

UTILITIES - 1.0%
Electric Utilities - 0.1%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	350,000	285,950	(a)

Independent Power and Renewable Electricity Producers - 0.9%
Cikarang Listrindo Tbk PT, Senior Notes	4.950%	9/14/26	500,000	512,525	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,020,000	1,065,706	(a)

Total Independent Power and Renewable Electricity Producers				1,578,231

TOTAL UTILITIES				1,864,181

TOTAL CORPORATE BONDS & NOTES (Cost - $134,064,246)				141,067,519

SOVEREIGN BONDS - 15.7%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	475,000	457,116	(a)

Argentina - 1.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	804,151	270,637
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	3,419,846	1,027,698
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,030,000	396,550	*(a)(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000	430,125	*(a)(g)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	590,000	351,050	(a)

Total Argentina				2,476,060

Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000	543,388	(a)

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 1.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,069,000	BRL	$200,037
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	1,329,000	BRL	249,254
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	43,666
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,130,000		1,209,569
Brazilian Government International Bond, Senior Notes	3.875%	6/12/30	900,000		874,674

Total Brazil					2,577,200

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000		300,703	(a)

Dominican Republic - 1.1%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	1,050,000		1,063,125	(a)(f)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000		864,825	(a)

Total Dominican Republic					1,927,950

Ecuador - 0.2%
Ecuador Government International Bond, Senior Notes, Step bond (0.500% to 7/31/21 then 1.000%)	0.500%	7/31/35	1,000,000		460,000	(a)

Egypt - 0.7%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		247,009	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000		1,013,854	(a)

Total Egypt					1,260,863

El Salvador - 0.3%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		496,375	(a)

Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	740,000		924,473	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		261,718	(a)

Total Ghana					1,186,191

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	670,000		$719,285	(a)

Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	750,000		721,394
Indonesia Treasury Bond	8.250%	7/15/21	4,312,000,000	IDR	300,961
Indonesia Treasury Bond	7.000%	5/15/22	15,577,000,000	IDR	1,110,981

Total Indonesia					2,133,336

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		297,265	(a)
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	212,083		212,709	(b)

Total Ivory Coast					509,974

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	500,000		587,500

Jordan - 0.2%
Jordan Government International Bond, Senior Notes	6.125%	1/29/26	300,000		320,741	(a)

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000		370,022	(a)

Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		486,074	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		206,551	(a)

Total Nigeria					692,625

Oman - 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,100,000		1,139,875	(a)

Panama - 0.7%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,350,000		1,286,564

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Paraguay - 0.8%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	850,000		$963,484	(a)
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	490,000		472,850	(a)

Total Paraguay					1,436,334

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	31,490,000	RUB	446,249
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	1,372,531

Total Russia					1,818,780

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	400,000		400,330	(a)

South Africa - 0.7%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	700,000		737,135
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000		618,624

Total South Africa					1,355,759

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,050,000		2,778,559

Ukraine - 0.8%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000		541,742	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	900,000		907,624	(a)

Total Ukraine					1,449,366

TOTAL SOVEREIGN BONDS (Cost - $29,723,976)					28,684,896

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.3%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	530,000		504,163	(h)

Specialty Retail - 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/12/28	560,000		559,766	(c)(i)(j)

TOTAL CONSUMER DISCRETIONARY					1,063,929

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.9%
Airlines - 0.9%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	470,000	$494,323	(c)(i)(j)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	500,500	513,429	(c)(i)(j)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	590,000	628,063	(c)(i)(j)

TOTAL INDUSTRIALS				1,635,815

MATERIALS - 0.4%
Chemicals - 0.4%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	730,000	728,358	(c)(i)(j)

TOTAL SENIOR LOANS (Cost - $3,334,870)				3,428,102

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes (Cost - $1,607,581)	3.375%	8/15/26	1,720,000	1,657,736

ASSET-BACKED SECURITIES - 0.4%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $738,315)	5.921%	10/15/31	750,000	744,829	(a)(c)

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Corp., Non Voting Shares (Cost - $483,000)	9.500%		460	488,083	(f)

		MATURITY DATE	FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Notes (Cost - $339,607)	0.625%	8/15/30	350,000	317,242

See Notes to Schedule of Investments.

14	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Specialty Retail - 0.1%
Party City Holdings Inc.		23,256	$134,882	*

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)		24,992	14,773	*(k)(l)
KCAD Holdings I Ltd.		395,216,044	0	*(k)(l)(m)
TOTAL ENERGY			14,773

TOTAL COMMON STOCKS (Cost - $4,639,663)			149,655

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $174,931,258)			176,538,062

RATE
SHORT-TERM INVESTMENTS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,443,139)	0.010%	1,443,139	1,443,139	(n)

TOTAL INVESTMENTS - 97.6% (Cost - $176,374,397)			177,981,201
Other Assets in Excess of Liabilities - 2.4%			4,309,846

TOTAL NET ASSETS - 100.0%			$182,291,047

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of March 31, 2021.

(h)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $1,443,139 and the cost was $1,443,139 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
USD	— United States Dollar

See Notes to Schedule of Investments.

16	Western Asset Global High Yield Bond Fund 2021 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	6/21	$8,492,209	$8,366,175	$126,034

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	263,085	USD	317,437	Citibank N.A.	4/19/21	$(8,796)
GBP	139,417	USD	190,384	Citibank N.A.	4/19/21	1,829
USD	3,905,719	GBP	2,877,196	Citibank N.A.	4/19/21	(61,035)
EUR	3,086,625	USD	3,795,823	Goldman Sachs Group Inc.	4/19/21	(174,712)
USD	24,321	EUR	20,000	Goldman Sachs Group Inc.	4/19/21	858
USD	202,832	GBP	150,000	Goldman Sachs Group Inc.	4/19/21	(3,971)
USD	205,846	GBP	150,000	Goldman Sachs Group Inc.	4/19/21	(957)

Total						$(246,784)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2021 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$141,067,519	—	$141,067,519
Sovereign Bonds	—	28,684,896	—	28,684,896
Senior Loans	—	3,428,102	—	3,428,102
Convertible Bonds & Notes	—	1,657,736	—	1,657,736
Asset-Backed Securities	—	744,829	—	744,829
Convertible Preferred Stocks	—	488,083	—	488,083
U.S. Government & Agency Obligations	—	317,242	—	317,242
Common Stocks:
Consumer Discretionary	$134,882	—	—	134,882
Energy	—	—	$14,773	14,773

Total Long-Term Investments	134,882	176,388,407	14,773	176,538,062

Short-Term Investments†	1,443,139	—	—	1,443,139

Total Investments	$1,578,021	$176,388,407	$14,773	$177,981,201

Other Financial Instruments:
Futures Contracts	$126,034	—	—	$126,034
Forward Foreign Currency Contracts	—	$2,687	—	2,687

Total Other Financial Instruments	$126,034	$2,687	—	$128,721

Total	$1,704,055	$176,391,094	$14,773	$178,109,922

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$249,471	—	$249,471

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

20

Notes to Schedule of Investments (unaudited) (continued)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$22,022,959	22,022,959	$20,579,820	20,579,820

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$48	—	$1,443,139

21